GOING CONCERN	12 Months Ended
Dec. 31, 2019
Disclosure of going concern [Abstract]
GOING CONCERN
44	GOING CONCERN

The historical consolidated and combined financial information presented has been prepared on the assumption that the Group as a whole will continue to operate as going concerns. The Board of Directors has no reason to believe that the Group will not continue to operate as a going concern as disclosed in Note 4 to the financial statements
.